UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     File No.  333-103094

     Pre-Effective Amendment No.                                             |_|


     Post-Effective Amendment No. 12                                         |X|


                        (Check appropriate box or boxes.)


                        NATIONWIDE VARIABLE ACCOUNT - II
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                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
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                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           ---------------------



     THOMAS E. BARNES, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        FEBRUARY 14, 2006
                                                    ----------------------------



It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on February 14, 2006 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     FLEXIBLE PREMIUM DEFERRED VARIABLE
                                         ANNUITY CONTRACT
                                         ---------------------------------------

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 12 to Registrant's Registration Statement is being filed under Rule 485(b) for the purpose of adding a new optional benefit (The Lifetime Income Option).

The following items are incorporated by reference from Registrant's Post-Effective Amendment No. 11 ('33 Act No. 333-103094, filed September 30,
2005): (1) prospectus supplement dated September 30, 2005; (2) prospectus supplement dated June 24, 2005; (3) Part A; and (4) Part B.

Nationwide Life Insurance Company:

o        Nationwide Variable Account-II

                Prospectus supplement dated February 14, 2006 to
                          Prospectus dated May 1, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


1. EFFECTIVE MARCH 1, 2006, THE "RECURRING CONTRACT EXPENSES" TABLE IS AMENDED TO INCLUDE THE FOLLOWING:

------------------------------------------------------------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

LIFETIME INCOME OPTION...................................................................................................   1.00%(1)
Total Variable Account Charges (including this option only)..............................................................   2.15%

SPOUSAL CONTINUATION BENEFIT.............................................................................................   0.15%(2)
Total Variable Account Charges (including this option and the Lifetime Income Option only)...............................   2.30%
------------------------------------------------------------------------------------------------------------------------------------

2. EFFECTIVE MARCH 1, 2006, THE FOOTNOTE TO THE "NO CDSC OPTION (`C SCHEDULE OPTION')" IN THE "RECURRING CONTRACT EXPENSES" TABLE IS AMENDED AS FOLLOWS:

(2) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract. Additionally, election of the C Schedule Option:

o    eliminates the Lifetime Income Option as an optional benefit;

o eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

o    eliminates the fixed account as an investment option under the contract;

o eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service; and

o makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.

3. EFFECTIVE MARCH 1, 2006, THE FOOTNOTE TO THE "CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION" IN THE "RECURRING CONTRACT EXPENSES" TABLE IS AMENDED AS FOLLOWS:

(4) The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Lifetime Income Option is not available if any of the following optional benefits are elected: the C Schedule Option, the Lifetime Income Option, or the Capital Preservation Plus Option. Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

4. EFFECTIVE MARCH 1, 2006, THE FOOTNOTE TO THE "CAPITAL PRESERVATION PLUS OPTION" IN THE "RECURRING CONTRACT EXPENSES" TABLE IS AMENDED AS FOLLOWS:

(5) If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

5. EFFECTIVE MARCH 1, 2006, THE "CHARGES AND EXPENSES" SUBSECTION OF THE "SYNOPSIS OF THE CONTRACTS" PROVISION IS AMENDED TO INCLUDE THE FOLLOWING:

Lifetime Income Option

The Lifetime Income Option is available for contracts issued on or after March 1, 2006 and may be elected at any time. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected. The Lifetime Income Option may not be elected if any of the following optional benefits are elected: C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the current income benefit base, which is the amount upon which the annual benefit is based. Currently, the charge for the Lifetime Income Option is 0.60% of the

-----------------------

(1) The Lifetime Income Option is available for contracts issued on or after March 1, 2006. The maximum charge associated with the Lifetime Income Option is 1.00% of the current income benefit base. Currently, the charge associated with the Lifetime Income Option is equal to 0.60% of the current income benefit base.

(2) The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected. The charge associated with the Spousal Continuation Benefit is 0.15% of the current income benefit base.

current income benefit base. The charge is deducted on each anniversary of the election of the Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected. The contract owner's spouse (or the primary annuitant's spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected. If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the current income benefit base. The charge is deducted at the same time and in the same manner as the Lifetime Income Option charge.

6. EFFECTIVE MARCH 1, 2006, THE FOLLOWING PROVISIONS OF THE "CHARGES AND EXPENSES" SUBSECTION OF THE "SYNOPSIS OF THE CONTRACTS" PROVISION ARE AMENDED AS FOLLOWS:

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If the option is still available, it may only be elected at application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the C Schedule Option, the Lifetime Income Option, or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account. Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. Currently, the interest rate deduction is 0.60%.

7. EFFECTIVE MARCH 1, 2006, THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE FOLLOWING:

LIFETIME INCOME OPTION

The Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero. The person's life upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the Lifetime Income Option is elected. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The determining life may not be changed.

The Lifetime Income Option is available for contracts issued on or after March 1, 2006 and may be elected at any time. This option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option. Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the current income benefit base. Currently, the charge associated with this option is 0.60% of the current income benefit base. (Once the option is elected, the charge percentage will not change, except, possibly, upon the contract owner's election to reset the benefit base, as discussed herein.) The charge will be assessed on each anniversary of the date the Lifetime Income Option was added to the contract (the "L.Inc anniversary") and will be deducted via redemption of accumulation units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken. Amounts redeemed as the Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract. Allocation to a GTO and/or the fixed account is not permitted. The contract owner may reallocate the contract value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision. Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under the Lifetime Income Option as long as the contract value is greater than zero. However, Nationwide reserves the right to limit subsequent payments in the future.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the Lifetime Income Option is added to the contract, the original income benefit base is equal to the contract value. For the first 10 years after the Lifetime Income Option is elected (provided no surrenders are taken from the contract), the income benefit base will equal the greater of:

(1) the highest contract value on any L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)  the sum of the following (the "5% simple interest calculation"):

     (a) the original income benefit base, plus 5% of the original income benefit base for each attained L.Inc anniversary; and

     (b) purchase payments submitted and credits applied after the Lifetime Income Option is elected, plus 5% of such purchase payments or credits, prorated based on the number of days from the date of such purchase payment or credit to the most recent L.Inc anniversary.

After the 10th L.Inc anniversary (provided no surrenders are taken from the contract), the income benefit base will equal the greater of:

(1) the highest contract value on any L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2) the 5% simple interest calculation calculated on the 10th L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made. The income benefit base will be set equal to the income benefit base calculated on the most recent L.Inc anniversary, and the annual benefit amount will be based on that income benefit base.

Lifetime Income Surrenders

At any time after the Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract. Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request. As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the income benefit base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first surrender from the contract will increase the income benefit base.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

---------------------------------- -------------------------------
      CONTRACT OWNER'S AGE                LIFETIME INCOME
  (AT TIME OF FIRST SURRENDER)               PERCENTAGE
---------------------------------- -------------------------------
          45 up to 59 1/2                        4%
---------------------------------- -------------------------------
         59 1/2 through 66                       5%
---------------------------------- -------------------------------
          67 through 71                         5.5%
---------------------------------- -------------------------------
          72 through 80                          6%
---------------------------------- -------------------------------
          81 and older                           7%
---------------------------------- -------------------------------

At the time of the first surrender and on each L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the income benefit base to determine the benefit amount for that year. The benefit amount is the maximum amount that can be surrendered from the contract before the next L.Inc anniversary without reducing the income benefit base. The ability to surrender the current benefit amount will continue until the earlier of the contract owner's death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

The contract owner is permitted to surrender contract value in excess of that year's benefit amount provided that the contract value is greater than zero. Surrenders in excess of the benefit amount will reduce the income benefit base, and consequently, the benefit amount calculated for subsequent years. In the event of excess surrenders, the income benefit base will be reduced by the greater of:

(1)  the dollar amount of the surrender in excess of the benefit amount; or

(2) the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the income benefit base.

In situations where the contract value exceeds the current income benefit base, excess surrenders will typically result in a dollar amount reduction to the income benefit base. In situations where the contract value is less than the current income benefit base, excess surrenders will typically result in a proportional reduction to the income benefit base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the income benefit base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the contract owner must participate in Nationwide's required minimum distribution program. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

On each L.Inc anniversary after the first surrender from the contract, if the contract value exceeds the income benefit base, the contract owner will have the opportunity to instruct Nationwide to reset the income benefit base to equal the current contract value. Nationwide will provide the contract owner with the contract value and income benefit base information, and will provide instructions on how to communicate an election to reset the benefit base. If the contract owner elects to reset the income benefit base, it will be at the then current terms and conditions of the option. If Nationwide does not receive a contract owner's election to reset the income benefit base within 60 days after the L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the income benefit base.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate. Additionally, upon the contract owner's death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

SPOUSAL CONTINUATION BENEFIT

For an additional charge of 0.15% of the income benefit base, the contract owner can elect, at the time the Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1) The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2) Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3) The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5) For naturally owned contracts, both spouses must be named as beneficiaries. For non-naturally owned contracts, both spouses must be named as annuitants.

(6) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract. Nationwide will remove the benefit and the associated charge upon the contract owner's written request and evidence of the marriage termination satisfactory to Nationwide. Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

8. EFFECTIVE MARCH 1, 2006, THE FIRST PARAGRAPH OF "AVAILABILITY" IN THE "CAPITAL PRESERVATION PLUS OPTION" SUBSECTION OF THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE
     FOLLOWING:

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may only be elected at the time of application or within the first 60 days after the contract is issued. The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

9. EFFECTIVE MARCH 1, 2006, THE FIRST PARAGRAPH OF "AVAILABILITY" IN THE "CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION" SUBSECTION OF THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE FOLLOWING:

Availability

The CPP Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: C Schedule Option, Lifetime Income Option, or the CPP Option. Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

10.  THE "LEGAL PROCEEDINGS" PROVISION IS REPLACED WITH THE FOLLOWING:

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements to life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back medium term note programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the medium term note program. Nationwide is cooperating with regulators in connection with these inquiries.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide Life Insurance Company was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide Life Insurance Company removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide Life Insurance Company annuity or insurance product) units of any Nationwide Life Insurance Company sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide Life Insurance Company's annuities sub-accounts, any allegation based on Nationwide Life Insurance Company's untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member's purchases or sales of Nationwide Life Insurance Company annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide Life Insurance Company is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide Life Insurance Company's untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of a Nationwide Life Insurance Company annuity or insurance product) units of any Nationwide Life Insurance Company sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide Life Insurance Company filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide Life Insurance Company intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Nationwide companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Nationwide companies filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Nationwide companies filed their answer. The Nationwide companies intend to defend this lawsuit vigorously.

On October 31, 2003, Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide Life Insurance Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide Life Insurance Company. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide Life Insurance Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide Life Insurance Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide Life Insurance Company opposed that motion on December 24, 2003. On July 6, 2004, Nationwide Life Insurance Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide Life Insurance Company intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                           Nationwide Variable Account-II:

                               Report of Independent Registered Public
                               Accounting Firm.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                               Statements of Operations for the year ended
                               December 31, 2004.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Report of Independent Registered Public
                               Accounting Firm.

                               Consolidated Balance Sheets as of December
                               31, 2004 and 2003.

                               Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with initial Registration Statement (SEC File No. 333-103094) and hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with initial Registration Statement (SEC File No. 333-103094) and hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                         (7)   Not Applicable.

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with initial Registration Statement (SEC File No. 333-103094) and hereby incorporated by reference.


                         (10) Consent of Independent Registered Public Accounting Firm - Filed previously with Post-Effective Amendment No. 11 to the Registration Statement (SEC File No. 333-103094) and hereby incorporated by reference.


                         (11)  Not Applicable

                         (12)  Not Applicable


Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR
------------------------------------------------------------------------------------- ----------------------------------------------
Chairman of the Board                                                                 Arden L. Shisler
------------------------------------------------------------------------------------- ----------------------------------------------
Chief Executive Officer and Director                                                  W. G. Jurgensen
------------------------------------------------------------------------------------- ----------------------------------------------
President and Chief Operating Officer                                                 Mark R. Thresher
------------------------------------------------------------------------------------- ----------------------------------------------
Executive Vice President and Chief Legal and Governance Officer                       Patricia R. Hatler
------------------------------------------------------------------------------------- ----------------------------------------------
Executive Vice President-Chief Administrative Officer                                 Terri L. Hill
------------------------------------------------------------------------------------- ----------------------------------------------
Executive Vice President-Chief Financial and Investment Officer                       Robert A. Rosholt
------------------------------------------------------------------------------------- ----------------------------------------------
Executive Vice President-Chief Information Officer                                    Michael C. Keller
------------------------------------------------------------------------------------- ----------------------------------------------
Executive Vice President-Chief Marketing Officer                                      Kathleen D. Ricord
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President and Treasurer                                                   Harry H. Hallowell
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Chief Compliance Officer                                        Carol Baldwin Moody
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Chief Financial Officer                                         Timothy G. Frommeyer
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Chief Investment Officer                                        Gail G. Snyder
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Chief Technology Officer                                        Srinivas Koushik
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-CIO Strategic Investments                                       Gary I. Siroko
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Consumer Finance                                                John S. Skubik
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Corporate Relations                                             Gregory S. Lashutka
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Corporate Strategy                                              J. Stephen Baine
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Division General Counsel                                        Thomas W. Dietrich
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Enterprise Chief Risk Officer                                   Brian W. Nocco
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Group Business Head                                             Duane C. Meek
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-In Retirement Business Head                                     Keith I. Millner
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Individual Investments Business Head                            Mark D. Phelan
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Individual Protection Business Head                             Peter A. Golato
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Information Technology                                          Mark D. Torkos
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Internal Audits                                                 Kelly A. Hamilton
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Marketing, Strategy and Urban Operations                        Katherine A. Mabe
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-NF Systems                                                      R. Dennis Noice
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Non-Affiliated Sales                                            John Laughlin Carter
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-P/C Strategic Planning and Operations                           James R. Burke
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations                   David K. Hollingsworth
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Property and Casualty Claims                                    David R. Jahn
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing           W. Kim Austen
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Property and Casualty Human Resources                           Gale V. King
------------------------------------------------------------------------------------- ----------------------------------------------
Senior Vice President-Property and Casualty Personal Lines Product Pricing            J. Lynn Greenstein
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              Joseph A. Alutto
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              James G. Brocksmith, Jr.
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              Keith W. Eckel
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              Lydia M. Marshall
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              Donald L. McWhorter
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              David O. Miller
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              Martha James Miller de Lombera
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              James F. Patterson
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              Gerald D. Prothro
------------------------------------------------------------------------------------- ----------------------------------------------
Director                                                                              Alex (nmn) Shumate
------------------------------------------------------------------------------------- ----------------------------------------------


The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              (left)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |                           | Casualty-100%            |   |
| Mutual-100%              |                           ----------------------------   |
|                          |                                                          |
----------------------------                           ----------------------------   |
                                                       |    NATIONWIDE PROPERTY   |   |
                                                       |        AND CASUALTY      |   |
                                                       |     INSURANCE COMPANY    |   |
                                                       |                          |   |
                                                       | Common Stock:  60,000    |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  949,992   |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                               (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
        | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
        |                          |   |  | -------------                |         |   |                             |
        | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
        ----------------------------   |  | Casualty-100%                |         |   -------------------------------
                                       |  |         (See Page 2)         |         |
        ----------------------------   |  |                              |         |
        |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
        |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
        |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
        |                          |   |   |             RP&C             |        |   |                             |
        | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 1,050          |        |   |                             |
        | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-21.9%               |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |     NEWHOUSE CAPITAL     |   |                                           |                 ||
        |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
        |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        | Casualty-70%             |---|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        |                          |   |   |                              |        |   |            COMPANY          |
        | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |                          |   |   --------------------------------        |   |                             |
        |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |___|   |      COMPANY OF FLORIDA      |        |
        |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        |                          |   |   | ------------  Shares         |        |   |      COMPANY, LLC (NSC)     |
        |                          |   |   |                              |        |   |                             |
        ----------------------------   |   | Casualty-100%                |        |---| Single Member Limited       |
                                       |   |                              |        |   | Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
        |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
        |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
        |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |                   |
        |                          |___|   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |     NATIONWIDE PROPERTY     |
        | -------------            |   |   |                              |        |   |     PROTECTION SERVICES,    |
        |                          |   |   |                              |        |   |             LLC.            |
        | Casualty-100%            |   |   | Casualty-100%                |        |   |                             |
        |      (See page 3)        |   |   |                              |        |   |                             |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   |                             |
                                       |                                           |   | NSC-100%                    |
                                       |   --------------------------------        |   -------------------------------
                                       |   |                              |        |
                                       |   |        BLUESPARK, LLC        |        |   -------------------------------
                                       |---|                              |        |   |       AMERICAN MARINE       |
                                       |   | Casualty-100%                |        |   |      UNDERWRITERS, INC.     |
        ----------------------------   |   |                              |        |   |                             |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------        |___| Common Stock:  20 Shares    |
        |    INSURANCE COMPANY     |   |                                           |   | -------------               |
        |                          |___|                                           |   |                             |
        | Casualty-100%            |                                               |   | Casualty-100%               |
        |                          |                                               |   |                             |
        ----------------------------                                               |   -------------------------------
                                                                                   |
                                                                                   |   -------------------------------
                                                                                   |   |     NATIONWIDE PRIVATE      |
                                                                                   |   |      EQUITY FUND, LLC       |
                                                                                   |   |                             |
                                                                                   |---|                             |
                                                                                       |                             |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       -------------------------------

                                                                                                                             (right)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |          RETENTION           |
                   |   |      MANAGEMENT COMPANY      |    |   |          CORPORATION         |  |  |      ALTERNATIVES, LTD.      |
                   |   |                              |    |   |                              |  |  |                              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  | Common Stock: 120,000 Shares |
                   |___| Common Stock:  100 Shares    |    |   | -------------  Shares        |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty-95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire-4.8%                    |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.3%               |  |
                   |   |                              |    |___| Fire-16.3%                   |__|
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |           INSURANCE           |   |   | Casualty-6.8%                |
                   |   |      INTERMEDIARIES, INC.     |   |   | Fire-6.8%                    |
                   |   |             (III)             |   |   --------------------------------
                   |   |                               |   |
                   |___| Common Stock: 1,615           |   |   --------------------------------
                   |   | ------------- Shares          |   |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                               |   |   |         UNDERWRITERS         |
                   |   | Casualty-100%                 |   |   |                              |
                   |   --------------------------------    |   | Common Stock:  1,000         |
                   |                   |                   |___| -------------  Shares        |
                   |                   |                   |   |                              |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE EXCLUSIVE     |    |   | Casualty-100%                |
                   |   |    AGENT RISK PURCHASING     |    |   --------------------------------
                   |   |          GROUP, LLC          |    |
                   |   |                              |    |   --------------------------------
                   |   |                              |    |   |     CRESTBROOK INSURANCE     |
                   |   |                              |    |   |            COMPANY           |
                   |   |                              |    |   |                              |
                   |   | III-100%                     |    |   | Common Stock:  52,000        |
                   |   --------------------------------    |___| -------------  Shares        |
                   |                                       |   |                              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   | Casualty-100%                |
                   |   |          AGENCY, LLC         |    |   --------------------------------
                   |   |                              |    |
                   |   |     Single Member Limited    |    |   --------------------------------
                   |---|       Liability Company      |    |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | Casualty-100%                |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------   --------------------------------
                   |___|                              |    |   |      NATIONWIDE MUTUAL       |   |      NATIONWIDE MUTUAL       |
                   |___|     Single Member Limited    |    |   |         CAPITAL,LLC          |   |        CAPITAL 1,LLC         |
                   |   |       Liability Company      |    |   |         (Mutual Cap)         |   |                              |
                   |   |                              |    |   |                              |   |                              |
                   |   |                              |    |---|     Single Member Limited    |---| Class A Units                |
                   |   --------------------------------        |       Liability Company      |   | -------------                |
                   |                                           |                              |   |                              |
                   |   --------------------------------        | Casualty-100%                |   | Mutual Cap-99.85%            |
                   |   |       NORTH FRONT PASS-      |        |                              |   |                              |
                   |   |        THROUGH TRUST         |        --------------------------------   --------------------------------
                   |   |                              |
                   |___|                              |                         Subsidiary Companies      -- Solid Line
                       |                              |                         Contractual Association   -- Double Line
                       | Casualty-100%                |                         Limited Liability Company -- Dotted Line
                       |                              |
                       --------------------------------                         December 31, 2005

                                                                                 (left)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |    (See Page 1)     |
                    |                     |
                    -----------------------
                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |     NATIONWIDE SALES     |
|                          |   |      |      SOLUTIONS, INC.     |
| Common Stock:  10,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | Aid Finance-100%         |
----------------------------   |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY,          |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (ALLIED P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |       INSURANCE CO.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPI)           |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,641,395 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.587%              |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      DVM INSURANCE       |
                                    |   |    HERITAGE INSURANCE    |           |   |       AGENCY, INC.       |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPI-100%                 |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPI-100%                 |
                                                                                   |                          |
                                                                                   ----------------------------
                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line
                                                                                      December 31, 2005

                                                                          (left)

                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |-------------          |
                                                           |Certificate            |
                                                           |-----------            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------
                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                                                                               (middle)
                                NATIONWIDE(R)
                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       TITAN INSURANCE          |
|       OF NEW MEXICO, INC.      |   |   |        SERVICES, INC.          |
|                                |   |   |       (TITAN SERVICES)         |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:            1 Share|____
|------------                    |   |   |------------                    |   |
|                                |   |   |                                |   |
|                                |   |   |                                |   |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |
----------------------------------   |   ----------------------------------   |
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |
|     TITAN AUTO INSURANCE       |   |   |      TITAN NATIONAL AUTO       |   |
|     OF PENNSYLVANIA, INC.      |   |   |       CALL CENTER, INC.        |   |
|                                |   |   |                                |   |
|Common Stock:       1,000 Shares|___|   |Common Stock:         100 Shares|   |
|------------                    |   |   |------------                    |   |
|                                |   |   |                                |   |
|                                |   |   |                                |   |
|Whitehall-100%                  |   |   |Titan Services-100%             |   |
----------------------------------   |   ----------------------------------   |
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |
|               WI OF            |   |   |        QUICK SURE AUTO         |   |
|           FLORIDA, INC.        |   |   |          AGENCY, INC,          |   |
|                                |   |   |                                |   |
|Common Stock:       100 Shares  |___|   |Common Stock:       1,050 Shares|   |
|------------                    |   |   |------------                    |___|
|                                |   |   |                                |
|                                |   |   |                                |
|Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------

                                                                         (right)
                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |                (FIRE)              |
                |             (See Page 1)           |
                --------------------------------------
______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:     100,00 Shares |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------
                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2005
                                                                          (left)
                                                -------------------
                                               |  FARMLAND MUTUAL  |
                                               | INSURANCE COMPANY |
                                               |                   |
                                               |Guaranty Fund      | ___________
                                               |-------------      | ___________
                                               |Certificate        |
                                               |-----------        |
                                               |                   |
                                               |Casualty           |
                                               |   (See Page 1)    |
                                                -------------------
---------------------------------      ---------------------------------
|     PANEUROLIFE (PEL)         |      |     NGH LUXEMBOURG S.a.r.L    |
|                               |      |          (LUX SA)             |
|Common Stock: 1,300,000 Shares |      |                               |
|------------                   |___   |Common Stock:   225,739 Shares |___
|                               |  |___|------------                   |
|                               |  |   |NGH-64.27%                     |
|LUX SA-99.99%                  |  |   |NETHER-35.73%                  |
|NGH-.01%                       |  |   ---------------------------------
---------------------------------  |
             |                     |   ---------------------------------
             |                     |   |         NGH UK, LTD.          |
             |                     |   |                               |
             |                     |   |                               |
---------------------------------  |___|                               |
|      VERTBOIS, SA             |  |   |                               |
|                               |  |   |                               |
|                               |  |   |                               |
|                               |  |   |LUX SA-100%                    |
|                               |  |   ---------------------------------
|                               |  |
| PEL-99.99%                    |  |
| LUX SA-.01%                   |  |   ---------------------------------
---------------------------------  |   |       GVH PARTICIPACOES e     |
                                   |   |       EMPREENDIMENTOS LTDA.   |
                                   |   |             (GVH)             |
                                   |___|                               |___
                                   |   |                               |
                                   |   |                               |
                                   |   |                               |
                                   |   |                               |
                                   |   |LUX SA-99.99%                  |
                                   |   |NGH-.01%                       |
                                   |   ---------------------------------
                                   |                   |
                                   |                   |
                                   |   ---------------------------------
                                   |   |       VIDA SEGURADORA SA      |
                                   |   |                               |
                                   |   |                               |
                                   |   |Common Stock:  1,121,362,977   |
                                   |___|------------   Shares          |
                                   |   |                               |
                                   |   |                               |
                                   |   |                               |
                                   |   |                               |
                                   |   |GVH-99.45%                     |
                                   |   ---------------------------------
                                   |
                                   |
                                   |   ---------------------------------
                                   |   |       EUROPEWIDE LIFE S.A.    |
                                   |   |              (EWL)            |
                                   |   |                               |
                                   |   |                               |___
                                   |___|                               |___
                                   |   |                               |
                                   |   |                               |
                                   |   |LUX SA-99.99%                  |
                                   |   |NGH-.01%                       |
                                   |   ---------------------------------
                                   |
                                   |
                                   |   ---------------------------------
                                   |   |    NATIONWIDE GLOBAL          |
                                   |   |      SERVICES EIG             |
                                   |   |                               |
                                   |___|                               |___
                                       |PEL-33%                        |___
                                       |EWL-33%                        |
                                       |NGH-33%                        |
                                       |                               |
                                       ---------------------------------

                                                                                                                            (middle)
                                     NATIONWIDE(R)
                                  --------------------
                                  |NATIONWIDE MUTUAL |_____________________________________________________
                                  |INSURANCE COMPANY |_____________________________________________________
                                  |    (CASUALTY)    |
                                  |   (See Page 1)   |
                                  --------------------                                      |
                                                                                            |
                                                                                            |
                                                                                            |
                                                                                            |
                                                                                            |
                                                                                            |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            |                                  |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty-95.2%                    |
                                                                            |Fire-4.8%                         |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                          |                    |                    |                   |
       |   ---------------------------------       |     ---------------------------------   |    ---------------------------------
       |   |      NATIONWIDE GLOBAL        |       |     |           NATIONWIDE          |   |    |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |       |     |        SECURITIES, INC.       |   |    |      SERVICES, INC. (NFS)     |
       |   |                               |       |     |                               |   |    |                               |
       |___|Common Stock:  7,000,000 Shares|       |     |Common Stock:   7,676 Shares   |   |    |Common Stock:  Control         |
       |   |------------                   |       |     |------------                   |   |    |------------   -------         |
       |   |                               |       |     |                               |   |    |Class A        Public-100%     |
       |   |                               |       |     |                               |   |    |Class B        NW Corp-100%    |
       |   |NW Corp.-100%                  |       |     |NW Corp.-100%                  |   |    |       (See Page 5)            |
       |   ---------------------------------       |     ---------------------------------   |    ---------------------------------
       |   ---------------------------------       |                                         |
       |   |             NGH               |       |                                         |
       |   |       NETHERLANDS B.V.        |       |                                         |
       |   |           (NETHER)            |       |                                         |
       |___|                               |_______|                        ---------------------------------
       |   |NW Corp.-99.84%                |                                |      NATIONWIDE HEALTH &      |
       |   |                               |                                |     PRODUCTIVITY COMPANY      |
       |   |                               |                                |            (NHPC)             |
       |   |NGH-.16%                       |                                |                               |
       |   ---------------------------------                                |                               |
       |   ---------------------------------                                |                               |
       |   |            NATIONWIDE         |                                |                               |
       |   |       SERVICES SP. Z O.O.     |                                |NW Corp-100%                   |
_______|   |                               |                                ---------------------------------
       |   |                               |                                                 |
       |   |Common Stock:  24,906 Shares   |                                ---------------------------------
       |___|------------                   |                                |       NATIONWIDE HEALTH &     |
       |   |                               |                                |    PRODUCTIVITY ACQUISITION   |
       |   |                               |                                |            COMPANY            |
       |   |NGH-100%                       |                                |                               |
       |   ---------------------------------                                |                               |
_______|   ---------------------------------                                |                               |
       |   |        NATIONWIDE GLOBAL      |                                |                               |
       |   |          FINANCE, LLC         |                                |NHPC-100%                      |
       |   |                               |                                ---------------------------------
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       FINANCIAL SP. Z O.O.    |
       |   |                               |
       |   |Common Stock:  25,700 Shares   |
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |         SIAM AR-NA-KHET       |
_______|   |       COMPANY LTD. (SIAM)     |
_______|   |                               |
       |---|                               |
           |                               |
           |                               |
           |NGH-48.99%                     |
           ---------------------------------

                                                                         (right)
                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------

_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:  254 Shares      |
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |         GATESMCDONALD &       |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:  3 Shares        |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD &        |
                                                                       |    |       HEALTH PLUS, INC.       |
                                                                       |    |                               |
                                                                       |    |Common Stock:  200 Shares      |
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    GATESMCDONALD DTC, LLC     |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |----|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |          DTAO, LLC            |
                                                                       |    |                               |
                                                                       |----|                               |
                                                                            |                               |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------
                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line
                                                                      December 31, 2005

                                                                                                      (left)
                                                                -------------------
                                                               |  FARMLAND MUTUAL  |
                                                               | INSURANCE COMPANY |
                                                               |                   |________________________
                                                               |Guaranty Fund      |________________________
                                                               |-------------      |
                                                               |Certificate        |
                                                               |-----------        |
                                                               |                   |
                                                               |Casualty           |
                                                               |   (See Page 1)    |
                                                               --------------------
          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | Cap Pro-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW Life-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW Life-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW Life-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |                                     |___|                           |
|  |                            | |                                         |                           |
|  |                            | |                                         |                           |
|  |TBG-100%                    | |                                         | CPAI-100%                 |
|  |                            | |                                         -----------------------------
|  ------------------------------ |
|                                 |
|                                 |
|                                 |
|  ------------------------------ |
|  |        TGB ADVISORY        | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |        TEXAS HOUSING           |
|  |                            | |  |          FUND, LLC             |
|__|                            | |--|                                |
   |                            | |  |                                |
   |                            | |  | NW Life-8.68%                  |
   |                            | |  | NW Indemnity-8.68%             |
   |TBG-100%                    | |  ----------------------------------
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF, INC.       | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------

                                                                                                                           (middle)
                                         NATIONWIDE(R)
                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty-95.2%                            |
                                          | Fire-4.8%                                 |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  STRUCTURED PRODUCTS, LLC     |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                                                         |
                                      |                                                                         |
                        -----------------------------                                           -----------------------------------
                        |    NATIONWIDE FINANCIAL   |                                           |     THE 401(k) COMPANIES, INC.  |
                        |  INSTITUTION DISTRIBUTORS |                                           |              (401(k))           |
                        |    AGENCY, INC. (NFIDAI)  |                                           |                                 |
                        |                           |                                           |                                 |
                        | Common Stock: 1,000 Shares|                                           |                                 |
                        | ------------              |                                           |                                 |
                        |                           |                                           |                                 |
                        | NFSDI-100%                |                                           | NFSDI-100%                      |
                        -----------------------------                                           -----------------------------------
                                      |                                                                         |
                                      |                                                                         |
                                      |                                                                         |
                                      |                                                                         |
  ---------------------------------   |   -----------------------------      --------------------------------   |
  |    FINANCIAL HORIZONS         |   |   |                           |      |      401(k) INVESTMENT       |   |
  |    DISTRIBUTORS AGENCY        |   |   |                           |      |      SERVICES, INC.          |   |
  |     OF ALABAMA, INC.          |   |   |    FINANCIAL HORIZONS     |      |                              |   |
  |                               |___|___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
  | Common Stock: 10,000 Shares   |   |   |   AGENCY OF OHIO, INC     |      |-------------                 |   |
  | ------------                  |   |   |                           |      |                              |   |
  |                               |   |   | NFIDAI-100%               |      |401(k)-100%                   |   |
  |                               |   |   -----------------------------      --------------------------------   |
  | NFIDAI-100%                   |   |                                                                         |
  ---------------------------------   |                                                                         |
                                      |                                                                         |
 ---------------------------------    |   --------------------------- |      --------------------------------   |
 |    NATIONWIDE FINANCIAL       |    |   |                           |      |      401(k) INVESTMENT       |   |
 |  INSTITUTION DISTRIBUTORS     |    |   |                           |      |       ADVISORS, INC.         |   |
 |INSURANCE AGENCY, INC. OF MASS.|    |   |    FINANCIAL HORIZONS     |      |                              |   |
 | Common Stock: 100 Shares      |____|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
 | ------------                  |    |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
 |                               |    |   |                           |      |                              |   |
 | NFIDAI-100%                   |    |   |                           |      |401(k)-100%                   |   |
 ---------------------------------    |   -----------------------------      --------------------------------   |
                                      |                                                                         |
 ---------------------------------    |                                      --------------------------------   |
 |    NATIONWIDE FINANCIAL       |    |                                      |    THE 401(k) COMPANY        |   |
 |  INSTITUTION DISTRIBUTORS     |    |                                      |                              |   |
 | AGENCY, INC. OF NEW MEXICO    |    |                                      |Common Stock: 855,000 Shares  |   |
 | Common Stock: 100 Shares      |____|                                      |-------------                 |___|
 | ------------                  |                                           |                              |
 |                               |                                           |                              |
 | NFIDAI-100%                   |                                           |401(k)-100%                   |
 ---------------------------------                                           --------------------------------

                                                                                                      (right)
            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------
 ______________________________________________________________________________________________________________
                                      |                                    |                                  |
                       --------------------------------       -----------------------------                   |
                       |  PENSION ASSOCIATES, INC.    |       | NATIONWIDE LIFE INSURANCE |                   |
                       |                              |       |    COMPANY OF AMERICA     |                   |
                       | Common Stock: 1,000 Shares   |       |         (NLICA)           |                   |
                       | ------------                 |       |                           |                   |
                       |                              |       |                           |                   |
                       |                              |       |                           |                   |
                       | NFS-100%                     |       | NFS-100%      (See Page 6)|                   |
                       --------------------------------       -----------------------------                   |
                                                                                                              |
 _______________________________________                                                                      |
                                       |                                                                      |
                        --------------------------------                                                      |
                        |    NATIONWIDE RETIREMENT     |                                                      |
                        |    SOLUTIONS, INC. (NRS)     |                                                      |
                        |                              |                                                      |
                        | Common Stock: 236,494 Shares |                                                      |
                        | -------------                |                                                      |
                        |                              |                                                      |
                        | NFSDI-100%                   |                                                      |
                        --------------------------------                                                      |
                                     |                                                                        |
                                     |                                     --------------------------------   |
                                     |                                     | NF REINSURANCE, LTD.         |   |
                                     |                                     |                              |   |
                                     |                                     | Common Stock: 250,000 Shares |   |
    -------------------------------- | -----------------------------       | ------------                 |___|
    |   NATIONWIDE RETIREMENT      | | |                           |       |                              |   |
    |    SOLUTIONS, INC. OF        | | |                           |       |                              |   |
    |          ARIZONA             | | |   NATIONWIDE RETIREMENT   |       | NFS-100%                     |   |
    | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |       --------------------------------   |
    | ------------                 |_|_|           OHIO            |                                          |
    |                              | | |                           |       --------------------------------   |
    | NRS-100%                     | | |                           |       |     NATIONWIDE INSURANCE     |   |
    -------------------------------- | -----------------------------       |   MANAGEMENT SERVICES, INC.  |   |
    -------------------------------- | -----------------------------       |                              |   |
    |   NATIONWIDE RETIREMENT      | | |                           |       |                              |___|
    | SOLUTIONS, INS. AGENCY. INC. | | |                           |       |                              |
    |                              | | |   NATIONWIDE RETIREMENT   |       |                              |
    | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |       | NFS-100%                     |
    | ------------                 |_|_|           TEXAS           |       --------------------------------
    |                              |   |                           |
    | NRS-100%                     |   |                           |
    --------------------------------   -----------------------------
                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line
                                       December 31, 2005

                                                                          (left)
                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  | Guaranty Fund     |           |      (See Page 1)      |                |
  | -------------     |           --------------------------                |
  | Certificate       |                                                     |
  | -----------       |                                                     |
  |                   |                                                     |
  | Casualty          |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        | Casualty-95.2%                         |
                                                        | Fire-4.8%                              |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |
                                          |     WASHINGTON SQUARE     |  |
                                          |      ADMINISTRATIVE       |  |
                                          |       SERVICES, INC.      |__|
                                          |                           |  |
                                          | NPHC - 100%               |  |
                                          -----------------------------  |
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                         (right)
          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------
     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------
    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------
                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line
                                         December 31, 2005
                                                                          (left)
                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------
                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (River II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (River)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| River II - 70%            |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GIM)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .02%              |  |                                 |
| Casualty - 88.28%         |  |                                 |
| Fire - 11.70%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------
                                                                        (middle)
                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------   Shares            |
                |                                        |
                |                                        |
                |  Casualty-95.2%                        |
                |  Fire-4.8%                             |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 __________________________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE INVESTMENT    |
  |  |                          |  |  |                          | |   |       JAPAN LIMITED       |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |     (In Liquidation)     |  |  |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |  |  | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |  |  | GSL - 1%                 | |    ---------------------------
      --------------------------   |   --------------------------  |
                    |              |                               |    ---------------------------
      --------------------------   |   --------------------------  |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      | |  |  GARTMORE NO. 3 GENERAL  | |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       | |  |     PARTNER GP LTD.      | |___|    (General Partner)      |
      |    (In Liquidation)      | |__|                          | |   |                           |
      | GFMI - 94%               | |  |                          | |   | GIM - 50%                 |
      | GSL - 3%                 | |  |                          | |   | GNL - 50%                 |
      | GIM - 3%                 | |  | GIM - 100%               | |    ---------------------------
       --------------------------  |   --------------------------  |
                                   |                               |    ---------------------------
      --------------------------   |   --------------------------  |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |  |  |  GARTMORE NO. 3 GENERAL  | |   |    (General Partner)      |
     |     GARTMORE NO. 1       |  |  |     PARTNER ILP LTD.     | |___|                           |
     |  GENERAL PARTNER, LTD.   |  |__|                          |     |                           |
_____|                          |  |  |                          |     | GIM - 50%                 |
     |                          |  |  |                          |     | GSL - 50%                 |
     |                          |  |  | GIM - 100%               |      ---------------------------
     | GIM - 100%               |  |   --------------------------
      --------------------------   |                                *In Members Voluntary Liquidation
                                   |
      --------------------------   |   --------------------------
     |     GARTMORE NO. 2       |  |  |  GARTMORE SERVICES, LTD. |
     |  GENERAL PARTNER, LTD.   |  |  |                          |
_____|                          |  |__|                          |
     |                          |     |                          |
     |                          |     |                          |
     | GIM - 100%               |     | GIM - 100%               |
      --------------------------       --------------------------

                                                                         (right)

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------
_______________________________________________________
     |                                                |
     |   --------------------------       --------------------------
     |  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
     |  |                          |     |     MANAGEMENT LTD.      |
     |__|                          |     |          (GCM)           |
     |  |                          |     |                          |
     |  | GIM - 50%                |     | GIM - 99.99%             |
     |  | GSL - 50%                |     | GSL - 0.1%               |
     |   --------------------------       --------------------------
     |                                                |
     |   --------------------------       --------------------------
     |  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
     |  |          (GNL)           |     |         (GUS)            |
     |__|                          |     |                          |
     |  |                          |     |                          |
     |  |                          |     |                          |
     |  | GIM - 99.99%             |     |                          |
     |  | GSL - .01%               |     | GCM - 100%               |
     |   --------------------------       --------------------------
     |                                                |
     |   --------------------------       --------------------------
     |  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
     |  |          (GSL)           |     |    (General Partner)     |
     |__|                          |     |                          |
     |  |                          |     |                          |
     |  | GIM - 99.99%             |     | GUS - 50%                |
     |  | GNL - .01%               |     | GSL - 50%                |
     |   --------------------------       --------------------------
     |
     |   --------------------------
     |  |    GIL NOMINEES LTD.     |
     |  |                          |
     |__|                          |
        |                          |
        | GIM - 50%                |
        | GSL - 50%                |
         --------------------------
                                            Subsidiary Companies      -- Solid Line
                                            Contractual Association   -- Double Line
                                            Limited Liability Company -- Dotted Line
                                            December 31, 2005

                                                                          (left)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| -------------       |                      |           (See Page 1)            |                   |
| Certificate         |                      -------------------------------------                   |
| -----------         |                                                                              |
|                     |                                                                              |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock: 13,642,432 Shares|
                                                                                   |   ------------                   |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |          NATIONWIDE ASSET        |
                                                                                   |     MANAGEMENT HOLDINGS, LTD.    |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD.      |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |
                                  |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |
                                  |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |
                                  |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------

                                                                         (right)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock:       450,000 Shares|  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred: 250,000 Shares|     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------
                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line
                                                                                      December 31, 2005

                                                                          Page 8

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 14, 2005, was 5,308 and 4,781 respectively.

Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VL Separate Account-G
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-2
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-7                                 Nationwide VLI Separate Account-5
    Nationwide Variable Account-8                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-9                                 Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:
---------------------------------------------------------------------------------------------------------------------------------
Chairman of the Board and Director                                                  Mark D. Phelan
---------------------------------------------------------------------------------------------------------------------------------
President                                                                           Rhodes B. Baker
---------------------------------------------------------------------------------------------------------------------------------
Senior Vice President                                                               William G. Goslee, Jr.
---------------------------------------------------------------------------------------------------------------------------------
Vice President                                                                      Karen R. Colvin
---------------------------------------------------------------------------------------------------------------------------------
Vice President                                                                      Scott A. Englehart
---------------------------------------------------------------------------------------------------------------------------------
Vice President                                                                      Charles E. Riley
---------------------------------------------------------------------------------------------------------------------------------
Vice President                                                                      Trey Rouse
---------------------------------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary                                              Thomas E. Barnes
---------------------------------------------------------------------------------------------------------------------------------
Vice President-Compliance Officer                                                   Barbara J. Shane
---------------------------------------------------------------------------------------------------------------------------------
Associate Vice President and Secretary                                              Glenn W. Soden
---------------------------------------------------------------------------------------------------------------------------------
Assistant Treasurer                                                                 E. Gary Berndt
---------------------------------------------------------------------------------------------------------------------------------
Director                                                                            James D. Benson
---------------------------------------------------------------------------------------------------------------------------------
Director                                                                            Keith I. Millner
---------------------------------------------------------------------------------------------------------------------------------

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215
(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------


Item 30.      LOCATION OF ACCOUNTS AND RECORDS


              Timothy G. Frommeyer
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14th day of February, 2006.

                 NATIONWIDE VARIABLE ACCOUNT-II
 ---------------------------------------------------------------
                         (Registrant)

               NATIONWIDE LIFE INSURANCE COMPANY
 ---------------------------------------------------------------
                        (Depositor)


                     By /s/JAMIE RUFF CASTO
 ---------------------------------------------------------------
                          Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14th day of February, 2006.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

                         MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director


                                                                                         By /s/JAMIE RUFF CASTO
                                                                          ------------------------------------------------------
                                                                                            Jamie Ruff Casto
                                                                                            Attorney-in-Fact
